Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees
Disclosure of operating segments [line items]
Total income	£ 13,600		£ 13,730	[1]	£ 14,202	[1]
Credit impairment (charges)/releases and other provisions	(643)		(1,553)	[1]	(1,477)	[1]
Net operating income/(expenses)	12,957		12,177	[1]	12,725	[1]
Total operating expenses	(11,739)		(10,678)	[1]	(11,467)	[1]
Profit (loss) before tax	1,286		1,758	[1]	1,894	[1]
Total assets	877,700		1,129,343	[2]
Continuing operations [member]
Disclosure of operating segments [line items]
Total income	13,600		13,730		14,202
Credit impairment (charges)/releases and other provisions			(1,553)		(1,477)
Net operating income/(expenses)			(12,177)		(12,725)
Total operating expenses			(10,678)		(11,467)
Profit (loss) before tax			1,758		1,894
Barclays Bank Group [member]
Disclosure of operating segments [line items]
Total operating expenses	(11,739)		(10,678)		(11,467)
Total assets	877,700		1,129,343	[3]
Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	13,600	[4]	13,730		14,202
Credit impairment (charges)/releases and other provisions	(643)		(1,553)		(1,477)
Net operating income/(expenses)	12,957		12,177		12,725
Operating expenses	(9,893)		(10,230)		(11,146)
GMP Charge	(140)
Litigation and conduct	(1,706)		(448)		(321)
Total operating expenses	(11,739)		(10,678)		(11,467)
Other net (expenses)/income	68	[5]	259	[5]	636	[6]
Profit (loss) before tax	1,286		1,758		1,894
Total assets	£ 877,700		£ 1,129,300	[7]	£ 1,214,000	[8],[9]
Number of employees (full time equivalent) | Employees	22,400		21,800		42,500
Operating segments [member] | Corporate and investment bank [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	£ 9,741	[4]	£ 9,901		£ 10,552
Credit impairment (charges)/releases and other provisions	152		(213)		(260)
Net operating income/(expenses)	9,893		9,688		10,292
Operating expenses	(7,459)		(7,610)		(7,588)
GMP Charge	0
Litigation and conduct	(68)		(267)		(45)
Total operating expenses	(7,527)		(7,877)		(7,633)
Other net (expenses)/income	28	[5]	133	[5]	1	[6]
Profit (loss) before tax	2,394		1,944		2,660
Total assets	£ 792,500		£ 788,700	[7]	£ 589,300	[8],[9]
Number of employees (full time equivalent) | Employees	9,100		8,800		28,800
Operating segments [member] | Consumer, cards and payments [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	£ 4,267	[4]	£ 4,504		£ 4,462
Credit impairment (charges)/releases and other provisions	(808)		(1,293)		(1,095)
Net operating income/(expenses)	3,459		3,211		3,367
Operating expenses	(2,304)		(2,167)		(1,828)
GMP Charge	0
Litigation and conduct	(59)		(2)		(3)
Total operating expenses	(2,363)		(2,169)		(1,831)
Other net (expenses)/income	41	[5]	121	[5]	31	[6]
Profit (loss) before tax	1,137		1,163		1,567
Total assets	£ 71,600		£ 67,400	[7]	£ 58,500	[8],[9]
Number of employees (full time equivalent) | Employees	3,300		2,700		8,100
Operating segments [member] | Barclays Non-core [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income			£ (527)	[10]	£ (1,166)
Credit impairment (charges)/releases and other provisions			(30)	[10]	(122)
Net operating income/(expenses)			(557)	[10]	(1,288)
Operating expenses			(251)	[10]	(1,606)
Litigation and conduct			(28)	[10]	(246)
Total operating expenses			(279)	[10]	(1,852)
Other net (expenses)/income			197	[5],[10]	331	[6]
Profit (loss) before tax			(639)	[10]	(2,809)
Total assets			£ 0	[7]	£ 279,700	[8],[9]
Number of employees (full time equivalent) | Employees			0		5,500
Head Office [member] | Barclays Bank Group [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income	£ (408)	[4]	£ (148)		£ 354
Credit impairment (charges)/releases and other provisions	13		(17)		0
Net operating income/(expenses)	(395)		(165)		354
Operating expenses	(130)		(202)		(124)
GMP Charge	(140)
Litigation and conduct	(1,579)		(151)		(27)
Total operating expenses	(1,849)		(353)		(151)
Other net (expenses)/income	(1)	[5]	(192)	[5]	273	[6]
Profit (loss) before tax	(2,245)		(710)		476
Total assets	£ 13,600		£ 35,800	[7]	£ 76,800	[8],[9]
Number of employees (full time equivalent) | Employees	10,000		10,300		100

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[4]	£ 351m of certain capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2017
[5]

Other net income /(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions

[6]	Other net income represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions
[7]	Total assets for UK banking business are included within Barclays Bank Group for 2017
[8]	Africa Banking assets held for sale are reported in Head Office 2016
[9]	Total assets for UK banking business are included within Barclays Bank Group for 2016
[10]	Barclays Non-Core segment was closed on 1 July 2017, with financial perf ormance subsequently reported in CIB, Head Office and Barclays Bank UK PLC